MARKETABLE SECURITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Unrealized gains (losses), Amortized cost	$ 11,784	$ 12,032
Unrealized gains (losses), Gains	117	115
Unrealized gains (losses), Losses	(82)	(232)
Unrealized gains (losses), Market value	11,819	$ 11,915
Marketable Securities Due Between One To Three Years [Member]
Unrealized gains (losses), Amortized cost	9,201
Unrealized gains (losses), Gains	0
Unrealized gains (losses), Losses	(44)
Unrealized gains (losses), Market value	9,157
Marketable Securities Due From Three To Five Years [Member]
Unrealized gains (losses), Amortized cost	2,465
Unrealized gains (losses), Gains	0
Unrealized gains (losses), Losses	(38)
Unrealized gains (losses), Market value	$ 2,427